NOTE 18. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Due from affiliates
		December 31,
	Note	2015	2014

Xinji Beiguo Mall	(1)	—	50
Total		$—	$50
  Note:
(1)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Accounts receivable, related parties
		December 31,
	Note	2015	2014

Yuanshi County Natural Gas Sales Company	(1)	—	782
Total		$—	$782
  Note:
(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates
		December 31,
	Notes	2015	2014

Mr. Li		$144	$144
Alliance Rich	(1)	4,088	3,917
Hebei Kaiyuan	(1)	4,400	4,436
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	39,608	15,690
Ruituo	(2)	58,536	9,799
Beiguo Auto	(3)	23	-
Xinji Beiguo Mall	(3)	61	-
Yuanshi County Natural Gas Sales Company	(2)	—	77
Total		$106,869	$34,072

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3) Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Accounts payable, related parties
		December 31,
	Note	2015	2014

Mr. Chen Lei	(1)	$2,716	-
Total		$2,716	$-

(1)	During the periods presented, Chen Lei, the senior vice president, has provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term and are secured by the counterpart loans, net. These payables represent two types of investment, CeraVest Fixed and CeraVest Flex, amounting to $ 2.7 million and $13 million, with weighted average interest rate of 8.62% and 8.03 % per annum as of December 31, 2015, respectively.

Schedule of related party transactions
Notes	Years Ended December 31,
2015	2014	2013

Capital nature:
Hebei Kaiyuan	(1)	(a)	—	—	20,973
Hebei Kaiyuan	(1)	(c)	—	50,616	19,562
Hebei Ruijie Hotel Management Co. Ltd	(1)	(a)	24,098	24,413	24,200
Hebei Ruijie Hotel Management Co. Ltd	(1)	(c)	80,488	15,461	—
Kaiyuan Shengrong	(1)	(b)	—	—	10,487
Kaiyuan Shengrong	(1)	(d)	—	—	10,487
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(2)	(c)	—	—	2,662
Ruituo	(3)	(a)	24,098	48,826	24,200
Ruituo	(3)	(e)	55,115	7,927	—
Ruituo	(3)	(f)	3,908	31	—
Beiguo Auto	(5)	(e)	182	—	—
Beiguo Auto	(5)	(f)	67	—	—
Xinji Beiguo Mall	(5)	(e)	35,627	—	—
Xinji Beiguo Mall	(5)	(f)	1,592	—	—
Mr. Li	(4)	(a)	223,793	—	69,374
Mr. Wei	(6)	(a)	16,066	—	—
Alliance Rich	(1)	(f)	168	939	339
Hebei Ruijie Hotel Management Company	(1)	(h)	—	73	—

Operating nature:
Hebei Kaiyuan	(1)	(f)	301	311	214
Kaiyuan Shengrong	(1)	(f)	—	—	325
Hebei Ruijie Hotel Management Company	(1)	(g)	1,204	949	—
Hebei Ruijie Hotel Management Company	(1)	(f)	968	128	—
Yuanshi County Natural Gas Sales Company	(3)	(i)	—	857	—
Yuanshi County Natural Gas Sales Company	(3)	(m)	—	2,074	—
Yuanshi County Natural Gas Sales Company	(3)	(j)	25	23	—
Yuanshi County Natural Gas Sales Company	(3)	(k)	927	190	—
Yuanshi County Natural Gas Sales Company	(3)	(l)	11	3	—

Notes:

(1)	Entity controlled by Mr. Li.

(2)	Entity which Mr. Li’s brother holds 40% equity interest.

(3)	Entity controlled by Mr. Li’s brother.

(4)	The Chairman and Chief Executive Officer of Fincera.

(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(6)	The Chief Operating Officer of Fincera.

Nature of transaction:

(a)	Bank loan guarantee provided to the bank by the related parties.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Loan provided to the Company during the year.

(d)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

(e)	Internet-based financing provided to the Company during the year.

(f)	Interest incurred by the Company during the year.

(g)	Conference fees.

(h)	Construction fees.

(i)	CeraVest loans and security deposits.

(j)	CeraVest interest revenue.

(k)	CeraPay funds used.

(l)	CeraPay revenue.

(m)	Sale of automobiles by the Company, including VAT, during the year